Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 16, 2023
Entity Registrant Name	abrdn Funds
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 16, 2023
Document Effective Date	Jun. 16, 2023
Prospectus Date	Feb. 28, 2023
abrdn Global High Income Fund | Institutional Class
Prospectus:
Trading Symbol	JHYIX
abrdn Global High Income Fund | Class A
Prospectus:
Trading Symbol	BJBHX